Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Post-Employee Benefits	Employee benefits include post-employment benefits and short-term benefits.
	For the Year ended December 31
	2025	2024
	USD thousands	USD thousands
Short-term benefits	251	331

Post-employment benefit liabilities	160	140

Schedule of Defined Contribution Plan in Respect of its Employees

The Company has a defined contribution plan in respect of the Company’s liability in respect of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

	For the Year ended December 31
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	234	322	401